PIMCO Funds

Supplement Dated December 31, 2007 to the

Bond Funds Institutional and Administrative Class Prospectus and

Strategic Markets Funds Institutional and Administrative Class Prospectus,

each dated October 1, 2007

Effective immediately, the paragraph captioned “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the “Purchases, Redemptions and Exchanges—Redemption Fees” section of each Prospectus is deleted and replaced in its entirety with the following paragraph:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; or 6) redemptions or exchanges where the application of a redemption fee would cause a Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated December 31, 2007 to the

Bond Funds Class A, B and C Prospectus, PIMCO Funds Class R Prospectus,

Municipal Bond Funds Class A, B and C Prospectus, Municipal Bond Funds Class D Prospectus,

Real Return Strategy, Equity-Related and Asset Allocation Funds Class A, B and C Prospectus, and

Real Return Strategy, Equity-Related and Asset Allocation Funds Class D Prospectus, each dated October 1, 2007, and the Bond Funds Class D Prospectus, dated July 31, 2007.

Effective immediately, the paragraph captioned “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the “How to Buy and Sell Shares—Redemption Fees” section of each Prospectus is deleted and replaced in its entirety with the following paragraph:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; or 6) redemptions or exchanges where the application of a redemption fee would cause a Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Investors Should Retain This Supplement For Future Reference